SEGMENTAL INFORMATION - Profit (Loss) and Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of operating segments [line items]
Cost of sales	$ 3,362	$ 2,857	$ 2,829	[1]
Gross profit (loss)	1,133	1,172	1,747	[1]
Amortisation	633	477	575
Adjustments
Disclosure of operating segments [line items]
Cost of sales		0	130
Gross profit (loss)		0	38		$ (5)
Amortisation			5
Operating segments
Disclosure of operating segments [line items]
Cost of sales	3,704	3,207	3,169
Gross profit (loss)	1,389	1,483	2,055
Amortisation	728	582	679
Discontinued operations - South Africa
Disclosure of operating segments [line items]
Cost of sales			287
Gross profit (loss)			83
Aggregate continuing and discontinued operations
Disclosure of operating segments [line items]
Cost of sales	3,362	2,857	3,116
Gross profit (loss)	1,133	1,172	1,830
Australia * | Operating segments
Disclosure of operating segments [line items]
Cost of sales	783	740	705
Gross profit (loss)	188	153	286
Amortisation	172	150	160
Australia * | Operating segments | Sunrise Dam
Disclosure of operating segments [line items]
Cost of sales	371	364	342
Gross profit (loss)	40	53	117
Amortisation	54	60	64
Australia * | Operating segments | Tropicana - Attributable 70%
Disclosure of operating segments [line items]
Cost of sales	382	346	338
Gross profit (loss)	177	130	194
Amortisation	117	88	94
Australia * | Operating segments | Administration and other
Disclosure of operating segments [line items]
Cost of sales	30	30	25
Gross profit (loss)	(29)	(30)	(25)
Amortisation	1	2	2
Americas * | Operating segments
Disclosure of operating segments [line items]
Cost of sales	913	822	764
Gross profit (loss)	229	325	532
Amortisation	185	161	163
Americas * | Operating segments | Cerro Vanguardia
Disclosure of operating segments [line items]
Cost of sales	273	261	269
Gross profit (loss)	122	111	157
Amortisation	39	27	26
Americas * | Operating segments | AngloGold Ashanti Mineração
Disclosure of operating segments [line items]
Cost of sales	477	435	392
Gross profit (loss)	111	191	273
Amortisation	106	108	109
Americas * | Operating segments | Serra Grande
Disclosure of operating segments [line items]
Cost of sales	162	123	101
Gross profit (loss)	(2)	26	104
Amortisation	40	25	27
Americas * | Operating segments | Administration and other
Disclosure of operating segments [line items]
Cost of sales	1	3	2
Amortisation	0	1	1
Administration and other | Operating segments | Administration and other
Disclosure of operating segments [line items]
Gross profit (loss)	(2)	(3)	(2)
Corporate and other | Operating segments
Disclosure of operating segments [line items]
Cost of sales	(4)	5	2
Gross profit (loss)	9	(6)	2
Amortisation	(4)	(3)	(2)
Equity-accounted joint ventures included above | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Cost of sales	342	350	340
Gross profit (loss)	256	311	308
Amortisation	95	105	104
Africa | Operating segments
Disclosure of operating segments [line items]
Cost of sales	2,004	1,650	1,702
Gross profit (loss)	981	999	1,239
Amortisation	367	268	354
Africa | Operating segments | Kibali - Attributable 45%
Disclosure of operating segments [line items]
Cost of sales	342	350	340
Gross profit (loss)	256	311	308
Amortisation	95	105	104
Africa | Operating segments | Iduapriem
Disclosure of operating segments [line items]
Cost of sales	314	238	280
Gross profit (loss)	130	124	206
Amortisation	80	19	74
Africa | Operating segments | Obuasi
Disclosure of operating segments [line items]
Cost of sales	266	164	164
Gross profit (loss)	165	41	55
Amortisation	40	22	11
Africa | Operating segments | Siguiri
Disclosure of operating segments [line items]
Cost of sales	488	410	377
Gross profit (loss)	103	135	76
Amortisation	50	47	41
Africa | Operating segments | Geita
Disclosure of operating segments [line items]
Cost of sales	594	488	542
Gross profit (loss)	327	388	593
Amortisation	102	75	124
Africa | Operating segments | Administration and other
Disclosure of operating segments [line items]
Cost of sales	0	0	(1)
Gross profit (loss)	$ 0	$ 0	$ 1
Gold, ounces | Three customers
Disclosure of operating segments [line items]
Percentage of gold sold to two customers	55.00%
Gold, ounces | ANZ Investment Bank Ltd
Disclosure of operating segments [line items]
Percentage of gold sold to two customers	20.00%
Gold, ounces | Standard Chartered Bank
Disclosure of operating segments [line items]
Percentage of gold sold to two customers	22.00%
Gold, ounces | JP Morgan Chase N.A London in the United Kingdom
Disclosure of operating segments [line items]
Percentage of gold sold to two customers	13.00%

[1]	Comparative periods have been retrospectively restated, where indicated, due to the initial application of the amendment to IAS 16 "Property, Plant and Equipment - Proceeds before Intended Use" on 1 January 2022. Refer to note 1.